                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Golden Gate Capital Management II, L.L.C.
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   Address:      c/o Golden Gate Private Equity, Inc.
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                 One Embarcadero Center, 39th Floor
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                 San Francisco, CA 94111
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Form 13F File Number: 28-14371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sue Breedlove
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Title:   Authorized Signatory
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Phone:   (415) 983-2706
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Signature, Place, and Date of Signing:

         /s/ Sue Breedlove            San Francisco, CA     8/15/2011
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: 727,492
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                                            (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ----------- --- ------ ------------ -------- --------  ------  ------
Express, Inc.             Com              30219E103  451,698  20,720,070  SH            SOLE              20,720,070
Aeroflex Holding Corp.    Com              007767106  275,794  15,195,250  SH            SOLE              15,195,250